CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Net income		$ 2,514,000	$ 8,477,000	$ 11,671,000	$ 7,159,000
Changes in operating assets and liabilities:
Increase (decrease) in income taxes payable		2,660,000	0
Net cash used in operating activities		24,434,000	18,873,000	35,199,000	26,362,000
Cash flows from investing activities:
Net cash provided by (used in) investing activities		(11,000)	0		(73,000)
Cash flows from financing activities:
Net cash provided by financing activities		(14,076,000)	(5,758,000)	(10,860,000)	(14,921,000)
Net increase (decrease) in cash and cash equivalents		10,347,000	13,115,000	24,339,000	11,368,000
Cash and cash equivalents at beginning of period		846,000	42,000	42,000
Cash and cash equivalents at end of period	$ 846,000	3,612,000		846,000	42,000
Supplemental schedule of non-cash financing activities:
Cash and cash equivalents at beginning of period	27,708,000	38,932,000	14,593,000	14,593,000	3,225,000
Cash and cash equivalents at end of period	38,932,000	49,279,000	27,708,000	38,932,000	14,593,000	$ 3,225,000
Landcadia Holdings II, Inc
Cash flows from operating activities:
Net income	497,086	570,078	2,002,647	2,499,733	0	0
Adjustments to reconcile net income to net cash used in operating activities:
Trust account interest income		(1,565,615)	(2,784,223)	(3,651,512)	0	0
Changes in operating assets and liabilities:
Decrease (increase) in prepaid expenses		(10,736)	(7,761)	(20,433)	0	0
Increase (decrease) in accounts payable and accrued liabilities		(128,918)	19,252	191,046	0	0
Increase (decrease) in income taxes payable		(533,275)	542,335	664,486	0	0
Net cash used in operating activities		(1,668,466)	(227,750)	(316,680)	0	0
Cash flows from investing activities:
Cash withdrawn from trust account for tax payments		972,615	0
Cash deposited in trust account		0	(316,250,000)	(316,250,000)	0	0
Net cash provided by (used in) investing activities		972,615	(316,250,000)	(316,250,000)	0	0
Cash flows from financing activities:
Proceeds from public offering		0	316,250,000	316,250,000	0	0
Proceeds from sale of private placement warrants		0	8,825,000	8,825,000	0	0
Proceeds from sale of common stock to sponsor		0	10,000	10,000	0	0
Payment for underwriting discounts		0	(6,325,000)	(6,325,000)	0	0
Payment of offering costs		0	(517,746)	(517,746)	0	0
Payment of notes payable, affiliates		0	(83,470)	(83,470)	0	0
Proceeds from stock subscriptions receivable, affiliates		0	1,000	1,000	0	0
Net cash provided by financing activities		0	318,159,784	318,159,784	0	0
Net increase (decrease) in cash and cash equivalents		(695,851)	1,682,034	1,593,104	0	0
Cash and cash equivalents at beginning of period	1,682,034	1,593,104	0	0	0	0
Cash and cash equivalents at end of period	$ 1,593,104	897,253	1,682,034	1,593,104	0	0
Supplemental schedule of non-cash financing activities:
Change in value of common shares subject to possible conversion		570,078	2,036,728	2,533,813	0	0
Initial classification of common shares subject to possible conversion		0	301,958,160	301,958,160	0	0
Deferred underwriting commissions		0	11,068,750	11,068,750	0	0
Accrued offering costs		0	98,784	98,784	0	0
Offering costs included in Notes payable, affiliates		$ 0	$ 83,470	$ 83,470	$ 0	$ 0